UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2009

Date of reporting period: November 30, 2008

Item 1.     Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

SEMI-ANNUAL REPORT 2008

November 30, 2008

1

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for the six-month period ended November 30, 2008.

Net assets stood at $701,271,853 as of November 30, 2008. We believe the positive effects of the Fund’s investments assist low- and moderate-income families throughout the nation. As of November 30, 2008, investments in the Fund helped finance approximately 145,000 affordable rental housing units; 5,300 mortgages for low- and moderate income families; $27.3 million in affordable healthcare facilities; $128.4 million in economic development programs including Brownfield redevelopment, childcare services and neighborhood revitalization programs; $86.1 million in job creation and job training programs; and $314.5 million toward statewide home ownership and down payment assistance programs throughout the United States.

We believe the positive effects of the Fund’s investments, along with the Fund’s disciplined investment and research approach, contributed to our depository shareholders continuation of a 100% success rate earning positive consideration for the Community Reinvestment Act investment test.

Sincerely,

John E. Taylor
Chairman, Board of Trustees

2	The Community Reinvestment Act Qualified Investment Fund	1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	26

3

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2008, the CRA Share Class delivered a total return of 2.46%, the Institutional Share Class delivered a total return of 2.79% and the Retail Share Class delivered a total return of 2.53%*. For the same period, the Barclays Capital Aggregate Bond Index had a return of 0.25%.

The yield curve shifted dramatically lower during the six-month period ended November 30, 2008 as recession fears and the ongoing credit crisis intensified the flight to quality. The 10-year Treasury yield declined from 4.06% to 2.92%.

The Federal Reserve and other major central banks cut their targeted lending rates in a coordinated attempt to increase liquidity. In the U.S., the Federal Funds target rate was cut a total of 100 basis points (or 1.00%) to 1.00% during this six-month time period, for a total target rate cut of 3.25% since the beginning of 2008. Given the flight to quality, corporate bonds were the worst performing sector of the bond market during this time frame and the Fund’s outperformance was primarily due to its lack of exposure to this sector.

We welcome the opportunity to continue to serve you and to expand the positive impact of community development investing.

*As of December 31, 2008, CRA Share Class’ 1-year, 5 year, 7-year and since inception (August 31, 1999) total returns are 4.24%, 3.92%, 4.67% and 5.26%, respectively. The total annual CRA Share Class operating expenses were 0.97%. For the Institutional Share Class the 1-year and since inception (March 2, 2007) total returns were 4.69% and 5.00% respectively. For the Retail Share Class, the 1-year and since inception (March 2, 2007) total returns were 4.34% and 4.65%, respectively. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.52% and 0.87%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	The Community Reinvestment Act Qualified Investment Fund	1

Fund Profile November 30, 2008 (Unaudited)

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	2.95%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	1.88%
GNMA Multi Family 2007-34 A, 4.27%, 11/16/2026	1.32%
New York City Housing Development Corp, 3.70%, 05/01/2010	1.12%
FGLMC Single Family Pool A78742, 5.50%, 06/01/2038	1.09%
GNMA Multi Family 2008-39 C, 5.02%, 03/16/2034	1.07%
Virginia Housing Development Authority, 5.50%, 06/25/2034	1.05%
GNMA Multi Family Pool 666268, 5.85%, 03/15/2043	0.97%
GNMA Multi Family 2008-14 B, 4.75%, 10/16/2042	0.97%
CRF Affordable Housing, 5.50%, 04/25/2035	0.94%
13.36%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	7.90%
FHA Project Loan	1.03%
FNMA Multi Family	11.64%
FNMA Single Family	13.77%
GNMA Construction	0.79%
GNMA Multi Family	26.87%
GNMA Single Family	5.81%
HUD	0.01%
SBA	2.25%
Municipal Bonds	25.00%
Miscellaneous Investments	1.04%
Short-Term Investments	3.50%
Other Assets in Excess of Liabilities	0.34%
100.00%

*Excludes Short-Term Investments

5

Expenses November 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2008 and held for the six-month period ended November 30, 2008.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period* June 1, 2008 Through November 30, 2008
Actual	CRA Shares Institutional Shares Retail Shares	$1,000.00 1,000.00 1,000.00	$1,024.60 1,027.90 1,025.30	$4.92 2.64 4.42
Hypothetical (5% return before expenses)	CRA Shares Institutional Shares Retail Shares	$1,000.00 1,000.00 1,000.00	$1,020.21 1,022.46 1,020.71	$4.91 2.64 4.41

*
Expenses are equal to the annualized expense ratios of 0.96%, 0.51% and 0.87% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.46%, 2.79% and 2.53% for the fiscal period of June 1, 2008 to November 30, 2008 for CRA Shares, Institutional Shares and Retail Shares, respectively.

6	The Community Reinvestment Act Qualified Investment Fund	1

Schedule of Investments November 30, 2008
	Principal Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$ 370,000	$ 383,723
TOTAL CORPORATE BOND (Cost $370,000)		383,723

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.07%

FGLMC Single Family - 7.90%
Pool A68734, 5.00%, 07/01/2037	752,484	756,852
Pool A73050, 5.00%, 02/01/2038	723,468	727,667
Pool A78734, 5.00%, 06/01/2038	2,087,934	2,100,052
Pool A56707, 5.50%, 01/01/2037	663,600	673,754
Pool A57436, 5.50%, 01/01/2037	1,189,556	1,207,943
Pool A58653, 5.50%, 03/01/2037	2,261,295	2,296,249
Pool A59858, 5.50%, 04/01/2037	275,983	280,206
Pool A60749, 5.50%, 05/01/2037	1,431,918	1,453,828
Pool A63607, 5.50%, 07/01/2037	655,440	665,470
Pool A66019, 5.50%, 08/01/2037	1,644,193	1,669,609
Pool A68746, 5.50%, 10/01/2037	1,622,176	1,646,998
Pool A69361, 5.50%, 11/01/2037	732,479	743,801
Pool A73036, 5.50%, 01/01/2038	1,109,244	1,126,217
Pool A76192, 5.50%, 04/01/2038	1,682,216	1,707,956
Pool A76444, 5.50%, 04/01/2038	1,094,637	1,111,386
Pool A78742, 5.50%, 06/01/2038	7,498,692	7,613,432
Pool A83074, 5.50%, 11/01/2038	1,003,168	1,018,518
Pool A42806, 6.00%, 02/01/2036	760,084	777,177
Pool A43728, 6.00%, 03/01/2036	746,262	762,812
Pool A44642, 6.00%, 04/01/2036	1,034,421	1,057,684
Pool A49014, 6.00%, 05/01/2036	1,850,974	1,892,022
Pool A49847, 6.00%, 06/01/2036	437,949	447,661
Pool A52235, 6.00%, 09/01/2036	680,967	696,069
Pool A52901, 6.00%, 09/01/2036	278,105	284,272
Pool A53439, 6.00%, 10/01/2036	311,816	318,731
Pool A54312, 6.00%, 11/01/2036	1,402,607	1,434,150
Pool A55852, 6.00%, 12/01/2036	835,482	854,010
Pool A56709, 6.00%, 01/01/2037	746,271	762,821
Pool A57261, 6.00%, 02/01/2037	979,404	1,001,124
Pool A60055, 6.00%, 04/01/2037	774,278	791,448
Pool A63610, 6.00%, 07/01/2037	1,172,286	1,198,283
Pool A66123, 6.00%, 07/01/2037	886,499	906,158
Pool A64648, 6.00%, 08/01/2037	1,257,097	1,284,975
Pool A67088, 6.00%, 09/01/2037	1,126,198	1,151,173
Pool A80026, 6.00%, 10/01/2037	1,046,026	1,069,223
Pool A68807, 6.00%, 11/01/2037	1,921,535	1,964,147
Pool A69362, 6.00%, 11/01/2037	834,559	853,066
Pool A78750, 6.00%, 06/01/2038	1,166,413	1,192,279
Pool C38992, 6.50%, 12/01/2029	353,181	367,300
Pool C50755, 6.50%, 03/01/2031	100,242	103,936
Pool C54246, 6.50%, 07/01/2031	52,032	53,949
Pool C59148, 6.50%, 10/01/2031	88,527	91,790
Pool B31166, 6.50%, 12/01/2031	24,353	25,250
Pool C61764, 6.50%, 12/01/2031	176,063	182,551
Pool C64625, 6.50%, 02/01/2032	184,073	190,627
Pool C65420, 6.50%, 03/01/2032	239,400	247,923
Pool C66763, 6.50%, 05/01/2032	474,204	491,087
Pool C66830, 6.50%, 05/01/2032	31,616	32,742

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool C68518, 6.50%, 06/01/2032	$ 148,710	$ 154,004
Pool C72446, 6.50%, 08/01/2032	137,321	142,210
Pool A49963, 6.50%, 06/01/2036	516,792	532,365
Pool A50703, 6.50%, 07/01/2036	1,372,836	1,414,205
Pool A52237, 6.50%, 08/01/2036	925,132	953,010
Pool A52899, 6.50%, 09/01/2036	622,282	641,033
Pool A53441, 6.50%, 10/01/2036	1,128,894	1,162,912
Pool A68747, 6.50%, 10/01/2037	1,061,995	1,093,831
		55,379,948
FHA Project Loan - 1.03%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,209,031	3,324,556
034-35271, 6.95%, 01/01/2033 (a)	394,407	409,276
034-35272, 6.95%, 01/01/2033 (a)	390,901	405,638
Reilly, 130, 7.43%, 08/25/2021 (a)	1,571,924	1,582,613
WM 2002-1, 7.43%, 08/01/2019 (a)	1,491,169	1,501,159
		7,223,242
FNMA Multi Family - 11.64%
Pool 387459, 4.48%, 06/01/2011	278,332	279,662
Pool 386084, 4.56%, 01/01/2012	116,992	117,531
Pool 386602, 4.66%, 10/01/2013	325,053	323,156
Pool 387425, 4.76%, 06/01/2015	599,245	592,175
Pool 387286, 4.78%, 03/01/2015	2,951,103	2,923,510
Pool 387284, 4.84%, 03/01/2015	946,774	940,816
Pool 387273, 4.89%, 02/01/2015	282,742	281,799
Pool 387202, 4.98%, 12/01/2014	4,574,523	4,584,620
Pool 387560, 4.98%, 09/01/2015	478,033	477,087
Pool 387109, 5.02%, 09/01/2014	236,936	236,631
Pool 387517, 5.02%, 08/01/2020	1,913,294	1,859,033
Pool 386980, 5.04%, 06/01/2014	1,221,416	1,228,645
Pool 873236, 5.09%, 02/01/2016	963,678	965,548
Pool 387433, 5.11%, 06/01/2023	954,903	927,568
Pool 387289, 5.12%, 07/01/2029	686,676	666,257
Pool 387438, 5.18%, 06/01/2020	238,667	234,853
Pool 386104, 5.19%, 04/01/2021	225,524	221,196
Pool 387215, 5.19%, 01/01/2023	506,440	498,112
Pool 387446, 5.22%, 06/01/2020	3,772,930	3,731,281
Pool 874244, 5.23%, 12/01/2020	1,076,401	1,089,044
Pool 387452, 5.25%, 06/01/2035	764,794	724,819
Pool 874253, 5.29%, 08/01/2017	1,021,652	1,040,476
Pool 873414, 5.29%, 02/01/2024	1,494,103	1,473,464
Pool 387349, 5.31%, 04/01/2020	838,163	831,641
Pool 387312, 5.33%, 04/01/2035	555,378	528,168
Pool 874082, 5.35%, 06/01/2018	1,953,759	1,974,377
Pool 873470, 5.42%, 03/01/2016	2,012,164	2,050,081
Pool 387399, 5.46%, 08/01/2020	289,163	291,916
Pool 387158, 5.48%, 11/01/2022	954,110	947,894
Pool 874487, 5.52%, 05/01/2025	4,662,307	4,697,496
Pool 873550, 5.55%, 04/01/2024	1,698,690	1,707,075
Pool 874136, 5.57%, 12/01/2016	244,508	250,706
Pool 874521, 5.61%, 04/01/2024	1,597,028	1,629,075
Pool 386969, 5.70%, 05/01/2009 (a)	91,230	91,723
Pool 874262, 5.75%, 01/01/2017	690,083	705,190
Pool 873766, 5.79%, 07/01/2024	1,072,661	1,104,320
Pool 386991, 5.86%, 06/01/2022	238,125	245,397
Pool 386464, 5.88%, 08/01/2021	897,019	923,503

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund	1

	Principal Amount	Value
Pool 873731, 5.88%, 07/01/2023	$ 2,387,002	$ 2,485,184
Pool 874920, 5.91%, 07/01/2023	1,046,323	1,103,374
Pool 873830, 5.94%, 07/01/2024	4,521,876	4,708,892
Pool 387005, 5.95%, 06/01/2022	399,294	414,129
Pool 873642, 5.99%, 05/01/2024	666,273	675,797
Pool 873705, 6.03%, 06/01/2016	1,465,085	1,483,186
Pool 873706, 6.04%, 06/01/2016	6,056,014	6,229,424
Pool 873679, 6.10%, 06/01/2024	864,452	881,472
Pool 387046, 6.11%, 10/01/2022	626,723	658,890
Pool 385229, 6.33%, 09/01/2017	2,196,607	2,335,631
Pool 874736, 6.43%, 10/01/2025	494,001	537,752
Pool 384719, 6.59%, 02/01/2017	1,394,594	1,503,940
Pool 385136, 6.65%, 06/01/2020	232,070	250,052
Pool 383143, 6.75%, 02/01/2016	2,727,797	2,950,764
Pool 383145, 6.85%, 02/01/2019	1,950,374	2,111,295
Pool 385051, 6.89%, 05/01/2020	2,238,649	2,445,438
Pool 375536, 6.90%, 01/01/2013	4,117,607	4,387,531
Pool 386046, 7.22%, 04/01/2021	2,737,456	3,057,955
		81,616,551
FNMA Single Family - 13.77%
Pool 914311, 5.00%, 02/01/2037	472,579	475,959
Pool 961665, 5.00%, 02/01/2038	1,191,582	1,199,986
Pool 961946, 5.00%, 02/01/2038	802,215	807,874
Pool 906297, 5.50%, 01/01/2037	2,512,435	2,556,375
Pool 910418, 5.50%, 01/01/2037	600,830	611,338
Pool 910343, 5.50%, 02/01/2037	1,744,205	1,774,339
Pool 918816, 5.50%, 02/01/2037	843,538	858,291
Pool 915093, 5.50%, 04/01/2037	1,118,095	1,137,412
Pool 918823, 5.50%, 04/01/2037	1,163,890	1,183,998
Pool 937689, 5.50%, 05/01/2037	1,155,599	1,175,564
Pool 937690, 5.50%, 05/01/2037	821,718	835,914
Pool 937698, 5.50%, 05/01/2037	1,404,860	1,429,131
Pool 942355, 5.50%, 06/01/2037	955,275	971,779
Pool 944232, 5.50%, 06/01/2037	974,994	991,839
Pool 942847, 5.50%, 07/01/2037	590,568	600,771
Pool 942856, 5.50%, 07/01/2037	1,963,785	1,997,712
Pool 948666, 5.50%, 07/01/2037	844,693	859,201
Pool 948667, 5.50%, 08/01/2037	889,537	904,816
Pool 960422, 5.50%, 12/01/2037	1,189,996	1,210,435
Pool 961664, 5.50%, 02/01/2038	939,059	955,189
Pool 961666, 5.50%, 02/01/2038	2,145,790	2,182,647
Pool 961947, 5.50%, 02/01/2038	2,643,502	2,689,172
Pool 933847, 5.50%, 05/01/2038	1,363,545	1,386,966
Pool 963383, 5.50%, 05/01/2038	1,069,027	1,087,389
Pool 975138, 5.50%, 05/01/2038	1,421,899	1,446,322
Pool 963547, 5.50%, 06/01/2038	1,225,134	1,246,177
Pool 985139, 5.50%, 07/01/2038	1,151,837	1,171,621
Pool 614014, 6.00%, 11/01/2031	143,237	147,041
Pool 614022, 6.00%, 11/01/2031	88,206	90,548
Pool 624093, 6.00%, 02/01/2032	174,929	179,573
Pool 794353, 6.00%, 08/01/2034	81,781	83,747
Pool 783925, 6.00%, 10/01/2034	81,844	83,813
Pool 783870, 6.00%, 11/01/2034	131,530	134,694
Pool 809310, 6.00%, 01/01/2035	39,304	40,250
Pool 866068, 6.00%, 02/01/2036	267,356	273,493
Pool 868753, 6.00%, 03/01/2036	479,543	490,552
Pool 868754, 6.00%, 03/01/2036	256,652	262,544

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool 886135, 6.00%, 07/01/2036	$ 856,915	$ 876,588
Pool 900648, 6.00%, 07/01/2036	828,747	847,773
Pool 886642, 6.00%, 08/01/2036	1,173,113	1,200,045
Pool 900105, 6.00%, 08/01/2036	876,123	896,237
Pool 900241, 6.00%, 08/01/2036	721,671	738,239
Pool 901392, 6.00%, 09/01/2036	961,221	983,288
Pool 903485, 6.00%, 10/01/2036	660,140	675,295
Pool 906002, 6.00%, 12/01/2036	1,773,146	1,813,853
Pool 907769, 6.00%, 12/01/2036	1,454,893	1,488,293
Pool 910417, 6.00%, 12/01/2036	776,523	794,350
Pool 922596, 6.00%, 12/01/2036	747,111	764,263
Pool 906298, 6.00%, 01/01/2037	915,392	936,407
Pool 910114, 6.00%, 01/01/2037	1,040,686	1,064,578
Pool 910344, 6.00%, 02/01/2037	951,280	973,066
Pool 914334, 6.00%, 03/01/2037	1,211,636	1,239,384
Pool 918822, 6.00%, 04/01/2037	998,661	1,021,588
Pool 937699, 6.00%, 05/01/2037	892,817	913,263
Pool 940757, 6.00%, 05/01/2037	705,207	721,397
Pool 942848, 6.00%, 07/01/2037	1,544,776	1,580,153
Pool 948669, 6.00%, 07/01/2037	1,462,122	1,495,460
Pool 952300, 6.00%, 07/01/2037	1,179,514	1,206,527
Pool 952628, 6.00%, 07/01/2037	1,962,949	2,007,707
Pool 952629, 6.00%, 07/01/2037	2,151,866	2,200,931
Pool 942857, 6.00%, 08/01/2037	2,259,617	2,311,366
Pool 946756, 6.00%, 08/01/2037	4,724,858	4,832,589
Pool 946757, 6.00%, 08/01/2037	1,425,624	1,458,130
Pool 907085, 6.00%, 09/01/2037	260,881	266,855
Pool 947769, 6.00%, 09/01/2037	960,707	982,612
Pool 947770, 6.00%, 09/01/2037	2,924,774	2,991,462
Pool 947772, 6.00%, 09/01/2037	2,041,281	2,087,824
Pool 947774, 6.00%, 10/01/2037	1,221,750	1,249,607
Pool 953768, 6.00%, 11/01/2037	1,539,197	1,574,446
Pool 960011, 6.00%, 11/01/2037	1,886,768	1,929,788
Pool 960423, 6.00%, 12/01/2037	1,473,714	1,507,316
Pool 961370, 6.00%, 01/01/2038	733,834	750,566
Pool 961667, 6.00%, 02/01/2038	1,055,009	1,079,065
Pool 963384, 6.00%, 05/01/2038	995,400	1,018,097
Pool 964596, 6.00%, 07/01/2038	1,105,067	1,130,264
Pool 934366, 6.00%, 08/01/2038	1,427,348	1,459,894
Pool 965312, 6.00%, 09/01/2038	1,875,419	1,918,181
Pool 886136, 6.50%, 07/01/2036	668,946	688,499
Pool 886808, 6.50%, 07/01/2036	394,202	405,724
Pool 900106, 6.50%, 08/01/2036	801,911	825,351
Pool 900242, 6.50%, 08/01/2036	973,714	1,002,176
Pool 900649, 6.50%, 09/01/2036	1,388,271	1,428,850
Pool 901391, 6.50%, 09/01/2036	543,713	559,606
Pool 947771, 6.50%, 09/01/2037	1,081,868	1,113,153
		96,544,578
GNMA Construction - 0.79%
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,849,048
Pool 643895, 6.50%, 06/15/2049	1,347,400	1,481,483
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,226,048
		5,556,579
GNMA Multi Family - 26.87%
2007-46 A, 3.14%, 06/16/2021	550,374	545,759
2007-77 A, 3.18%, 02/16/2026	5,135,359	5,063,918

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund	1

	Principal Amount	Value
2007-39 AC, 3.51%, 07/16/2024	$ 2,086,529	$ 2,067,936
2006-39 A, 3.77%, 06/16/2025	4,483,118	4,429,515
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	1,960,616
2006-68 A, 3.89%, 07/16/2026	4,832,408	4,782,625
2007-55 A, 3.91%, 08/16/2027	5,122,165	5,079,169
2006-8 A, 3.94%, 08/16/2025	1,346,453	1,339,074
2007-12 A, 3.96%, 06/16/2031	13,318,695	13,180,315
2005-79 A, 4.00%, 10/16/2033	2,331,675	2,315,828
2008-92 B, 4.04%, 05/16/2030 (a)	500,000	495,950
2006-66 A, 4.09%, 08/16/2030	4,019,476	3,988,381
2006-9 A, 4.20%, 08/16/2026	1,400,794	1,393,533
2006-3 A, 4.21%, 01/16/2028	2,789,027	2,744,378
2006-51 A, 4.25%, 10/16/2030	6,522,813	6,488,874
2006-63 A, 4.26%, 02/16/2032	20,784,989	20,671,544
2007-34 A, 4.27%, 11/16/2026	9,254,982	9,223,895
2008-80 B, 4.28%, 01/16/2033	4,500,000	4,390,621
2007-13 A, 4.32%, 11/16/2029	2,075,802	2,066,840
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,470,756
2005-59 A, 4.39%, 05/16/2023	1,024,631	1,022,971
2005-87 A, 4.45%, 03/16/2025	825,020	823,354
2008-22 B, 4.50%, 12/16/2038	6,500,000	6,357,772
2008-78 B, 4.52%, 06/16/2032	1,000,000	989,557
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,644,592
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,158,344
2008-52 B, 4.75%, 10/16/2032	4,750,000	4,673,708
2008-14 B, 4.75%, 10/16/2042	7,000,000	6,818,814
2008-86 B, 4.81%, 09/16/2031 (a)	2,750,000	2,808,575
2005-59 B, 4.82%, 10/16/2029 (b)	2,000,000	1,996,794
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	691,956
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,359,117
2008-39 C, 5.02%, 03/16/2034 (b)	7,600,000	7,505,267
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,493,551
2006-32 A, 5.08%, 01/16/2030	1,639,777	1,654,659
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,022,451
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,018,777
2008-48 D, 5.24%, 10/16/2039	750,000	743,136
Pool 652131, 5.30%, 06/15/2023	2,025,232	1,997,335
Pool 666265, 5.45%, 09/01/2035	1,915,911	1,875,228
Pool 640434, 5.46%, 03/15/2043	3,399,727	3,292,700
Pool 634979, 5.50%, 01/15/2036	446,831	438,906
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	401,949
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,591,202
Pool 664218, 5.63%, 06/15/2043	2,667,446	2,593,349
Pool 664652, 5.65%, 06/15/2042	2,410,981	2,350,458
Pool 614125, 5.70%, 12/15/2030	1,565,160	1,543,913
Pool 650307, 5.75%, 03/15/2043	1,808,506	1,769,457
Pool 666268, 5.85%, 03/15/2043	6,941,035	6,836,956
Pool 653889, 5.88%, 01/15/2043	1,180,911	1,165,245
Pool 640436, 5.90%, 09/15/2043	1,291,941	1,276,389
Pool 645747, 6.00%, 09/15/2032	161,094	159,462
Pool 637911, 6.00%, 07/15/2035	442,753	441,870
Pool 639306, 6.00%, 01/15/2036	1,165,390	1,163,058
Pool 666259, 6.00%, 12/01/2042	2,324,483	2,318,090
Pool 649793, 6.05%, 08/15/2036	99,033	99,110
Pool 653914, 6.10%, 06/15/2043	2,429,229	2,439,135
Pool 667881, 6.14%, 02/15/2043	994,105	1,000,591
Pool 685163, 6.20%, 07/15/2037 (a)	953,900	975,172
Pool 653904, 6.20%, 05/15/2043	783,875	792,268

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool 636413, 6.25%, 04/15/2036	$ 1,243,964	$ 1,258,296
Pool 645787, 6.25%, 08/15/2036	260,415	262,095
Pool 678208, 6.25%, 01/15/2038	1,598,246	1,621,845
Pool 669518, 6.30%, 04/15/2038	197,255	199,464
Pool 608326, 6.50%, 10/15/2033	1,121,567	1,133,692
		188,480,157
GNMA Single Family - 5.81%
Pool 688624, 5.00%, 05/15/2038	1,068,184	1,077,312
Pool 684677, 5.50%, 03/15/2038	2,071,042	2,110,097
Pool 684721, 5.50%, 03/15/2038	916,771	934,059
Pool G2 684987, 5.50%, 03/20/2038	1,147,486	1,166,623
Pool 684802, 5.50%, 04/15/2038	1,359,226	1,384,858
Pool 688625, 5.50%, 05/15/2038	1,503,352	1,531,702
Pool G2 688636, 5.50%, 05/20/2038	1,251,862	1,272,741
Pool 690974, 5.50%, 06/15/2038	1,122,825	1,143,999
Pool G2 690973, 5.50%, 06/20/2038	1,182,955	1,202,684
Pool 693574, 5.50%, 07/15/2038	1,340,387	1,365,663
Pool G2 409120, 5.50%, 07/20/2038	1,980,022	2,013,044
Pool G2 700671, 5.50%, 10/20/2038	1,084,136	1,102,217
Pool 684678, 6.00%, 03/15/2038	2,721,533	2,783,061
Pool 684711, 6.00%, 03/15/2038	1,079,411	1,103,814
Pool G2 684988, 6.00%, 03/20/2038	989,773	1,010,298
Pool 688626, 6.00%, 05/15/2038	1,101,643	1,126,549
Pool 688629, 6.00%, 05/15/2038	1,126,975	1,152,453
Pool G2 688637, 6.00%, 05/20/2038	1,010,496	1,031,452
Pool G2 693900, 6.00%, 07/20/2038	1,029,551	1,050,901
Pool 696513, 6.00%, 08/15/2038	2,366,847	2,420,356
Pool G2 696843, 6.00%, 08/20/2038	1,110,001	1,133,020
Pool 699255, 6.00%, 09/15/2038	3,853,657	3,940,780
Pool G2 698997, 6.00%, 09/20/2038	2,034,919	2,077,119
Pool 700791, 6.00%, 10/15/2038	1,109,191	1,134,267
Pool 677423, 6.25%, 09/15/2043	456,427	467,547
Pool 582048, 6.50%, 01/15/2032	43,106	44,430
Pool 696514, 6.50%, 08/15/2038	1,012,542	1,038,914
Pool G2 696844, 6.50%, 08/20/2038	1,236,345	1,266,617
Pool G2 698998, 6.50%, 09/20/2038	1,539,267	1,576,957
Pool 530199, 7.00%, 03/20/2031	63,767	65,437
		40,728,971
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,262
Small Business Administration - 2.25%
SBA
Loan #3046316007, 2.13%, 12/03/2032 (a)	296,660	292,596
Loan #3153295005, 2.13%, 07/24/2029 (a)	678,005	668,716
Pool 507253, 2.25%, 05/25/2030 (b)	895,416	873,174
Pool 507932, 2.32%, 04/25/2026 (b)	480,701	468,608
Pool 507766, 2.32%, 07/25/2031 (b)	431,485	421,483
Pool 507841, 2.32%, 08/25/2031 (b)	635,030	620,299
Pool 508045, 2.32%, 04/25/2032 (b)	1,914,030	1,869,379
Pool 507417, 2.35%, 09/25/2030 (b)	975,418	953,601
Pool 508206, 2.35%, 09/25/2032 (b)	2,248,644	2,197,475
Pool 508298, 2.35%, 01/25/2033 (b)	2,555,968	2,497,656
Pool 508506 2.38%, 06/25/2033 (b)	4,572,307	4,470,666

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund	1

	Principal Amount	Value
Loan #2484686008, 3.18%, 09/01/2027 (a)	$ 363,224	$ 363,224
Loan #3111236004, 4.38%, 01/31/2015 (a)	79,914	81,816
		15,778,693
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $488,373,365)		491,358,981

MUNICIPAL BONDS - 25.00%
Alabama - 0.27% Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,868,184

Arizona - 0.11% Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	750,000

California - 2.54% California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,460,849
California Statewide Communities Development Authority
5.30%, 04/01/2016	2,050,000	2,027,184
Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,513,194
Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	635,376
6.00%, 09/01/2009	1,730,000	1,739,930
6.00%, 09/01/2010	1,815,000	1,826,416
6.00%, 09/01/2011	1,915,000	1,910,481
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	772,213
Napa Community Redevelopment Agency
5.60%, 09/01/2018 (a)	500,000	483,550
Redding Redevelopment Agency
6.00%, 09/01/2010	240,000	240,053
Sacramento County Housing Authority
7.65%, 09/01/2015	690,000	720,712
San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,035,000	983,260
San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	795,000	796,153
5.75%, 08/01/2037	500,000	442,400
San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	372,801
4.38%, 08/01/2013	405,000	374,467
4.50%, 08/01/2014	425,000	386,907
4.50%, 08/01/2015	445,000	396,571
Vacaville Redevelopment Agency
7.00%, 09/01/2010	700,000	716,415
		17,798,932

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Colorado - 0.15% Colorado Housing & Finance Authority
5.22%, 05/01/2036	$ 1,091,625	$ 1,065,284

Connecticut - 0.10% Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	50,372
5.83%, 11/15/2016	645,000	670,394
		720,766

Delaware - 0.08% Delaware State Housing Authority
5.00%, 01/01/2010	520,000	527,010

Florida - 1.19% Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,777,800
Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,402,152	1,356,512
Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	362,870
7.00%, 09/01/2009	245,000	247,180
7.30%, 10/01/2010	280,000	289,013
7.88%, 07/01/2015	420,000	438,031
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	974,950
Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,200,000	1,170,120
6.60%, 08/01/2016	350,000	359,030
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	405,000	404,660
		8,380,166

Idaho - 0.35% Idaho Housing & Finance Association
6.00%, 07/01/2035	500,000	485,505
6.45%, 07/01/2035	2,050,000	1,985,609
		2,471,114

Illinois - 0.79%
Illinois Housing Development Authority
4.55%, 12/01/2009	910,000	910,100
4.98%, 02/01/2009	150,000	150,197
5.08%, 01/01/2013	460,000	456,913
5.11%, 07/01/2013	465,000	462,126
5.16%, 01/01/2015	515,000	501,116
5.16%, 07/01/2015	535,000	519,613
5.31%, 08/01/2036 (a)	1,580,000	1,536,234
5.50%, 12/01/2014	250,000	251,095
6.21%, 06/01/2026 (a)	750,000	732,000
		5,519,394

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund	1

	Principal Amount	Value
Indiana - 1.48% Indiana Housing & Community Development Authority
5.51%, 01/01/2039	$ 4,925,000	$ 4,882,743
5.69%, 07/01/2037	1,860,000	1,852,951
5.90%, 01/01/2037	3,100,000	3,092,436
Indiana Housing Finance Authority
7.34%, 07/01/2030	545,000	552,815
		10,380,945
Iowa - 0.08% Iowa Finance Authority
6.55%, 12/01/2015	515,000	532,464

Kentucky - 1.79% Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	678,427
5.17%, 07/01/2013	680,000	701,135
5.18%, 01/01/2014	160,000	163,710
5.33%, 07/01/2014	3,720,000	3,774,312
5.75%, 07/01/2037	4,540,000	4,518,254
5.77%, 07/01/2037	2,210,000	2,200,762
5.81%, 07/01/2014	500,000	523,440
		12,560,040
Louisiana - 0.21% Louisiana Housing Finance Agency
5.45%, 06/01/2018	415,000	415,590
5.60%, 12/01/2029	1,035,000	1,026,875
		1,442,465
Maryland - 0.44% Maryland Community Development Administration
6.07%, 09/01/2037	2,295,000	2,118,446
Montgomery County Housing Opportunities Commission
5.23%, 01/01/2009	1,000,000	1,001,570
		3,120,016
Massachusetts - 2.05% Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,064
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,535,000	2,541,997
5.54%, 12/01/2025	2,745,000	2,576,869
5.55%, 06/01/2025	940,000	894,316
5.84%, 12/01/2036	1,000,000	943,090
5.96%, 06/01/2017	1,450,000	1,490,730
6.32%, 12/01/2037	4,970,000	4,709,125
6.50%, 12/01/2039	1,255,000	1,198,186
		14,379,377
Minnesota - 0.35% Minnesota State Housing Finance Agency
5.76%, 01/01/2037	560,000	557,575
5.85%, 07/01/2036	915,000	922,512
6.30%, 07/01/2023	1,000,000	999,440
		2,479,527

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Missouri - 0.67% Missouri State Housing Development Commission
4.15%, 09/25/2025	$ 207,148	$ 206,804
5.72%, 09/01/2025	2,090,000	2,053,530
5.74%, 03/01/2037	350,000	349,671
5.82%, 03/01/2037	625,000	617,950
6.00%, 03/01/2025	635,000	634,543
St. Louis Housing Authority
5.04%, 04/01/2009	845,000	848,608
		4,711,106
Nebraska - 0.07% Nebraska Investment Finance Authority
5.50%, 09/01/2017	500,000	495,940

Nevada - 0.00% Nevada Housing Division
5.11%, 04/01/2017	30,000	29,346

New Jersey - 0.71% City of Elizabeth
7.00%, 08/01/2010	115,000	115,157
7.18%, 08/01/2013	125,000	125,184
New Jersey State Housing & Mortgage Finance Agency
5.27%, 10/01/2032	1,425,000	1,396,899
5.93%, 11/01/2028	1,625,000	1,564,014
6.13%, 11/01/2037	1,865,000	1,803,884
		5,005,138
New Mexico - 0.48% New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	10,000	10,024
4.72%, 01/01/2011	300,000	301,212
4.72%, 07/01/2011	290,000	291,172
4.90%, 01/01/2012	275,000	275,319
4.90%, 07/01/2012	250,000	250,290
5.00%, 01/01/2013	255,000	254,166
5.00%, 07/01/2013	270,000	269,117
5.42%, 01/01/2016	315,000	304,589
5.60%, 03/01/2011	150,000	151,833
5.68%, 09/01/2013	380,000	400,239
6.15%, 01/01/2038	1,000,000	874,420
		3,382,381
New York - 1.23% New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,841,418
New York City Industrial Development Agency
5.20%, 07/01/2009	190,000	186,874
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	456,855
Suffolk County Industrial Development Agency
5.20%, 07/01/2009	115,000	113,234
		8,598,381

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund	1

	Principal Amount	Value
North Dakota - 0.06% North Dakota Public Finance Authority
6.60%, 06/01/2025	$ 405,000	$ 400,391

Ohio - 0.26% County of Cuyahoga
4.25%, 06/01/2011	870,000	886,704
Ohio Housing Finance Agency
5.57%, 09/01/2016	485,000	487,551
5.84%, 09/01/2016	480,000	480,677
		1,854,932
Oklahoma - 0.39% Oklahoma Housing Finance Agency
5.58%, 09/01/2026	925,000	919,949
5.65%, 09/01/2026	1,815,000	1,782,566
		2,702,515
Oregon - 0.19% City of Portland
4.30%, 06/01/2011	410,000	413,961
4.30%, 06/01/2012	295,000	295,664
4.35%, 06/01/2013	320,000	318,547
4.45%, 06/01/2014	300,000	296,253
		1,324,425
Pennsylvania - 1.25% Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,614,227
Commonwealth Financing Authority
4.97%, 06/01/2016	455,000	463,322
5.00%, 06/01/2009	770,000	779,248
5.08%, 06/01/2010	50,000	51,354
5.13%, 06/01/2012	735,000	761,107
Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	3,185,000	3,182,356
Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,916,380
		8,767,994
Rhode Island - 0.08% Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	564,736

Texas - 0.88% Texas Department of Housing & Community Affairs
5.00%, 07/01/2034	1,000,000	736,860
7.01%, 09/01/2026	3,520,000	3,593,533
8.50%, 09/01/2008 (b)	1,860,000	1,860,000
		6,190,393
Utah - 3.31% Utah Housing Corp.
4.80%, 07/01/2017	3,580,000	3,582,506
4.96%, 07/01/2016	45,000	44,913
5.11%, 07/01/2017	915,000	914,341

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
5.23%, 07/01/2017	$ 615,000	$ 617,565
5.25%, 07/01/2035	750,000	725,955
5.26%, 07/20/2018	205,000	205,523
5.88%, 07/01/2034	915,000	887,797
5.92%, 07/01/2034	2,500,000	2,375,625
6.10%, 07/20/2028	1,350,000	1,337,661
6.12%, 01/01/2035	2,990,000	3,004,950
6.21%, 07/01/2034	2,000,000	2,003,740
6.21%, 01/01/2035	5,000,000	4,921,050
6.25%, 07/20/2018	630,000	641,712
West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	570,170
5.00%, 06/01/2010	835,000	852,351
5.38%, 06/01/2018	530,000	518,753
		23,204,612
Virginia - 3.28% Virginia Housing Development Authority
4.84%, 12/01/2013	295,000	293,431
5.50%, 12/01/2020	500,000	483,560
5.50%, 06/25/2034	7,253,331	7,337,201
5.50%, 03/25/2036	4,324,924	4,374,933
5.70%, 11/01/2022	1,250,000	1,217,312
5.97%, 11/01/2024	1,405,000	1,365,632
6.00%, 05/01/2013	1,000,000	1,010,670
6.25%, 11/01/2029	4,365,000	4,253,780
6.50%, 06/25/2032	938,295	964,391
7.13%, 11/01/2014	1,660,000	1,683,057
		22,983,967
Wyoming - 0.16% Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,153,365
TOTAL MUNICIPAL BONDS (Cost $177,718,714)		175,365,306

MISCELLANEOUS INVESTMENTS - 1.04%
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (c)	385,000	380,804
Community Reinvestment Revenue Notes - 4.68%, 08/01/2035 (c)	345,000	324,758
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (c)	6,590,010	6,575,416
TOTAL MISCELLANEOUS INVESTMENTS (Cost $7,429,308)		7,280,978

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund	1

		Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.50%
	Certificate of Deposit - 0.02% Self Help Credit Union
	3.13%, 01/04/2009	$ 100,000	$ 100,000

		Shares
	Money Market Fund - 3.48%
	Evergreen Institutional US Government Money Market Fund, 1.13% (d)	24,431,450	24,431,450
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,531,450)		24,531,450

	Total Investments (Cost $698,422,837) - 99.66%		698,920,438
	Other Assets in Excess of Liabilities - 0.34%		2,351,415

	NET ASSETS - 100.00%		$701,271,853

	Footnotes
The following information for the Fund is presented on an income tax basis as of November 30, 2008:
	Cost of Investments		$698,422,837
	Gross Unrealized Appreciation		7,353,870
	Gross Unrealized Depreciation		(6,856,269)
	Net Unrealized Appreciation		$ 497,601

(a)
Securities for which market quotation are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2008 is $15,752,798, which represents 2.25% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2008.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At November 30, 2008, these securities amounted to $7,280,978, which represents 1.04% of total net assets.

(d)	The rate shown is the 7-day effective yield as of November 30, 2008.

	FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
	FHA — Federal Housing Administration
	FNMA — Federal National Mortgage Association
	GNMA — Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

19

Statement of Assets and Liabilities as of November 30, 2008 (Unaudited)
Assets:
Investments, at market (identified cost — $698,422,837)	$698,920,438
Cash	5,433
Receivables: Interest	5,340,801
Capital shares sold	23,641
Prepaid expenses	107,882
Total Assets	$704,398,195
Liabilities:
Payables: Distributions payable	$1,501,810
Investment securities purchased	863,108
Advisory fees due to Advisor	170,718
Distribution 12b-1 fees	139,740
Shareholder servicing fees	111,368
Capital shares payable	54,082
Administration fees	28,453
Trustees’ fees	9,578
Chief compliance officer’s fees	137
Other accrued expenses	247,348
Total Liabilities	$3,126,342
Net Assets:	$701,271,853
Net Assets consist of: Paid-In capital	$710,374,347
Distributions in excess of net investment income	(19,414)
Accumulated net realized loss on investments	(9,580,681)
Net unrealized appreciation on investments	497,601
Net Assets	$701,271,853
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 65,324,766 shares outstanding)	$682,291,416
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 1,198,109 shares outstanding)	$12,503,085
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 620,917 shares outstanding)	$6,477,352
Net Asset Value, offering and redemption price per share — CRA Shares	$10.44
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.44
Net Asset Value, offering and redemption price per share — Retail Shares	$10.43

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund	1

Statement of Operations for the six-month period ended November 30, 2008 (Unaudited)

Investment Income:
Interest	$18,684,602
Dividends	183,784
Total investment income	$18,868,386
Expenses:
Investment advisory fees	$1,085,194
Distribution fees — CRA Shares	884,472
Distribution fees — Retail Shares	4,688
Special administrative services fees — CRA Shares	707,580
Shareholder servicing fees — Retail Shares	1,875
Accounting and administration fees	217,034
Professional fees	191,492
Trustees’ fees	84,519
Insurance expense	54,421
Transfer agent fees	54,275
Custodian fees	50,813
Chief compliance officer’s fees	50,137
Registration and filing expenses	29,626
Printing expense	28,829
Interest expense on reverse repurchase agreements	14,918
Consulting fees	3,321
Other	51,695
Total expenses	3,514,889
Administration fee waiver	(31,193)
Net expenses	3,483,696
Net investment income	$15,384,690
Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	$(1,238,228)
Net change in unrealized appreciation on investments	3,705,080
Net realized and unrealized gain on investments	$2,466,852
Net increase in net assets resulting from operations:	$17,851,542

The accompanying notes are an integral part of the financial statements.

21

Statement of Changes in Net Assets

Increase in Net Assets	For the Six-Month Period Ended November 30, 2008 (Unaudited)	For the Fiscal Year Ended May 31, 2008
Operations: Net investment income	$15,384,690	$32,850,059
Net realized loss on investments	(1,238,228)	(3,100,838)
Net change in unrealized appreciation on investments	3,705,080	9,063,523
Net increase in net assets resulting from operations	17,851,542	38,812,744
Distributions to shareholders from: Net investment income CRA Shares	(15,026,115)	(32,588,012)
Institutional Shares	(287,983)	(367,623)
Retail Shares	(90,050)	(40,332)
Total distributions	(15,404,148)	(32,995,967)
Capital share transactions: CRA Shares Shares sold	16,489,926	42,594,417
Shares reinvested	5,454,301	12,419,146
Shares redeemed	(63,356,795)	(80,093,268)
	(41,412,568)	(25,079,705)
Institutional Shares Shares sold	283,721	5,100,386
Shares reinvested	287,983	367,623
Shares redeemed	(741)	(238)
	570,963	5,467,771
Retail Shares Shares sold	5,812,653	296,959
Shares reinvested	40,235	40,170
Shares redeemed	(487,766)	(18,715)
	5,365,122	318,414
Decrease in net assets from capital share transactions	(35,476,483)	(19,293,520)
Decrease in net assets	(33,029,089)	(13,476,743)
Net Assets:
Beginning of period	734,300,942	747,777,685
End of period	$701,271,853	$734,300,942
Undistributed (distributions in excess of) net investment income	$(19,414)	$44

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund	1

Statement of Changes in Net Assets (Continued)

Share Transactions:	For the Six-Month Period Ended November 30, 2008 (Unaudited)	For the Fiscal Year Ended May 31, 2008
Share Transactions:
CRA Shares Shares sold	1,583,165	4,063,522
Shares reinvested	525,706	1,183,701
Shares redeemed	(6,084,584)	(7,583,941)
Decrease in shares	(3,975,713)	(2,336,718)
CRA Shares outstanding at beginning of period	69,300,479	71,637,197
CRA Shares outstanding at end of period	65,324,766	69,300,479
Institutional Shares Shares sold	27,335	484,475
Shares reinvested	27,779	35,064
Shares redeemed	(72)	(22)
Increase in shares	55,042	519,517
Institutional Shares outstanding at beginning of period	1,143,067	623,550
Institutional Shares outstanding at end of period	1,198,109	1,143,067
Retail Shares Shares sold	559,372	28,268
Shares reinvested	3,878	3,833
Shares redeemed	(46,987)	(1,759)
Increase in shares	516,263	30,342
Retail Shares outstanding at beginning of period	104,654	74,312
Retail Shares outstanding at end of period	620,917	104,654

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights—Per share data (for a share outstanding throughout each year or period)

	CRA Shares
	For the Six-Month Period Ended 11/30/08 (Unaudited)		For the Fiscal Year Ended 5/31/08	For the Fiscal Year Ended 5/31/07	For the Fiscal Year Ended 5/31/06	For the Fiscal Year Ended 5/31/05	For the Fiscal Year Ended 5/31/04
Net Asset Value, Beginning of Period	$10.41		$10.34	$10.21	$10.75	$10.49	$11.14
Investment Operations: Net investment income (a)	0.22		0.45	0.46	0.43	0.39	0.39
Net realized and unrealized gain/(loss) on investments (a)	0.03		0.08	0.13	(0.54)	0.26	(0.56)
Total from investment operations	0.25		0.53	0.59	(0.11)	0.65	(0.17)
Distributions from:
Net investment income	(0.22)		(0.46)	(0.46)	(0.43)	(0.39)	(0.39)
Realized capital gains	—		—	—	—	—	(0.09)
Total distributions	(0.22)		(0.46)	(0.46)	(0.43)	(0.39)	(0.48)
Net Asset Value, End of Period	$10.44		$10.41	$10.34	$10.21	$10.75	$10.49
Total Return (b)	2.46%		5.14%	5.83%	(1.07)%	6.25%	(1.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$682,291		$721,325	$740,569	$648,678	$619,986	$466,759
Ratio of expenses to average net assets: Before fee waiver	0.97	%(c)	0.98%	0.95%	0.95%	0.96%	0.99%
After fee waiver	0.96	%(c)	0.98%	0.95%	0.95%	0.96%	0.99%
Ratio of net investment income to average net assets	4.23	%(c)	4.32%	4.43%	4.09%	3.66%	3.65%
Portfolio turnover rate	12.34	%(d)	33.82%	39.10%	48.89%	50.46%	54.04%
(a) Based on the average daily number of shares outstanding during the year. (b) Returns are for the period indicated and have not been annualized. (c) Annualized. (d) Not annualized.

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund	1

Financial Highlights—Per share data (for a share outstanding throughout each year or period) (Continued)

	Institutional Shares (b)
	For the Six-Month Period Ended 11/30/08 (Unaudited)		For the Fiscal Year Ended 5/31/08	For the Fiscal Year Ended 5/31/07
Net Asset Value, Beginning of Period	$10.40		$10.33	$10.51
Investment Operations: Net investment income (a)	0.24		0.49	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.05		0.07	(0.18)
Total from investment operations	0.29		0.56	(0.06)
Distributions from:
Net investment income	(0.25)		(0.49)	(0.12)
Total distributions	(0.25)		(0.49)	(0.12)
Net Asset Value, End of Period	$10.44		$10.40	$10.33
Total Return (c)	2.79%		5.52%	(0.54)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,503		$11,888	$6,442
Ratio of expenses to average net assets: Before fee waiver	0.52	%(d)	0.62%	0.63	%(d)
After fee waiver	0.51	%(d)	0.62%	0.63	%(d)
Ratio of net investment income to average net assets	4.68	%(d)	4.68%	4.77	%(d)
Portfolio turnover rate	12.34	%(e)	33.82%	39.10	%(e)
(a) Based on the average daily number of shares outstanding during the year.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.
(e) Not annualized.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each year or period) (Continued)

	Retail Shares (b)
	For the Six-Month Period Ended 11/30/08 (Unaudited)		For the Fiscal Year Ended 5/31/08	For the Fiscal Year Ended 5/31/07
Net Asset Value, Beginning of Period	$10.40		$10.33	$10.51
Investment Operations: Net investment income (a)	0.23		0.45	0.12
Net realized and unrealized gain/(loss) on investments (a)	0.03		0.08	(0.18)
Total from investment operations	0.26		0.53	(0.06)
Distributions from:
Net investment income	(0.23)		(0.46)	(0.12)
Total distributions	(0.23)		(0.46)	(0.12)
Net Asset Value, End of Period	$10.43		$10.40	$10.33
Total Return (c)	2.53%		5.06%	(0.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,477		$1,088	$767
Ratio of expenses to average net assets: Before fee waiver	0.87	%(d)	0.97%	1.00	%(d)
After fee waiver	0.87	%(d)	0.97%	1.00	%(d)
Ratio of net investment income to average net assets	4.36	%(d)	4.33%	4.51	%(d)
Portfolio turnover rate	12.34	%(e)	33.82%	39.10	%(e)
(a) Based on the average daily number of shares outstanding during the year.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.
(e) Not annualized.

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund	1

Notes to Financial Statements November 30, 2008 (Unaudited)

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

27

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments were measured at November 30, 2008:

Level 1	Level 2	Level 3	Total
$24,531,450	$658,636,190	$15,752,798	$698,920,438

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value during the six-month period ended November 30, 2008:

Investments in Securities
Beginning balance as of June 1, 2008	$23,024,333
Accrued discounts/premiums	1,904
Realized gain/(loss)	(2,239)
Change in unrealized appreciation/(depreciation)	516,088
Net purchases/sales	(2,355,583)
Net transfer in and/or out of Level 3	(5,431,705)
Ending balance as of December 31, 2008	$15,752,798

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the schedule of investments on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

28	The Community Reinvestment Act Qualified Investment Fund	1

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At November 30, 2008, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At November 30, 2008, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

29

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2008 were as follows:

	Shares	Amount
CRA Shares
Shares sold	1,583,165	$16,489,926
Shares reinvested	525,706	5,454,301
Shares redeemed	(6,084,584)	(63,356,795)
Net decrease	(3,975,713)	$(41,412,568)
Institutional Shares (a)
Shares sold	27,335	$283,721
Shares reinvested	27,779	287,983
Shares redeemed	(72)	(741)
Net increase	55,042	$570,963
Retail Shares (a)
Shares sold	559,372	$5,812,653
Shares reinvested	3,878	40,235
Shares redeemed	(46,987)	(487,766)
Net increase	516,263	$5,365,122

(a) Class commenced operations on March 2, 2007.

30	The Community Reinvestment Act Qualified Investment Fund	1

Transactions in shares of the Fund for the fiscal year ended May 31, 2008 were as follows:

	Shares	Amount
CRA Shares
Shares sold	4,063,522	$42,594,417
Shares reinvested	1,183,701	12,419,146
Shares redeemed	(7,583,941)	(80,093,268)
Net decrease	(2,336,718)	$(25,079,705)
Institutional Shares (a)
Shares sold	484,475	$5,100,386
Shares reinvested	35,064	367,623
Shares redeemed	(22)	(238)
Net increase	519,517	$5,467,771
Retail Shares (a)
Shares sold	28,268	$296,959
Shares reinvested	3,833	40,170
Shares redeemed	(1,759)	(18,715)
Net increase	30,342	$318,414

(a) Class commenced operations on March 2, 2007.

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2008, were as follows:

Purchases:
U.S. Government	$74,821,900
Other	11,415,933
Sales and Maturities:
U.S. Government	$103,888,482
Other	23,452,800

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At November 30, 2008, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$7,353,870
Gross unrealized depreciation	(6,856,269)
Net appreciation on investments	$497,601

31

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Effective May 1, 2008, pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and paid monthly, at the annual rate of 0.30% of the Fund’s average daily net assets. Prior to May 1, 2008, the Advisor was entitled to receive a fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For the six-month period ended November 30, 2008, the Advisor was entitled to receive advisory fees of $1,085,194.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Effective May 1, 2008, pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. Prior to May 1, 2008, the Advisor was entitled to receive a fee of 0.10% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2008, the Advisor was entitled to receive fees of $707,580 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2008, the Fund incurred distribution expenses of $884,472 and $4,688 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund does not expect to pay more than 0.10% in the aggregate under the services plan for personal liaison and administrative support services through May 31, 2009. For the six-month period ended November 30, 2008, the Fund incurred expenses under the services plan of $1,875.

32	The Community Reinvestment Act Qualified Investment Fund	1

Effective September 26, 2008, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. Prior to September 26, 2008, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00% of the average daily net assets of each of CRA Shares, Institutional Shares, and Retail Shares.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2008, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Undistributed Accumulated Net Realized Gain
$22,396	$(22,396)

This reclassification had no effect on net asset value per share.

33

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2008	Fiscal Year Ended May 31, 2007
Distributions paid from:
Ordinary income	$32,995,967	$31,344,781
Total distributions	$32,995,967	$31,344,781

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$1,664,306
Capital loss carryforwards	(7,191,851)
Post-October losses	(1,150,301)
Other temporary differences	(1,664,264)
Unrealized depreciation, net	(3,207,778)
Accumulated losses, net	$(11,549,888)

For tax purposes, for the year ended May 31, 2008, the Fund distributed $33,005,836, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $3,324,537, $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2016, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2009; should the Fund realize net capital losses in fiscal 2009 the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through May 31, 2008 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

34	The Community Reinvestment Act Qualified Investment Fund	1

Note 7 – RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund’s financial statements upon adoption. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Note 8 – PROXY POLICIES & N-Q FILINGS

Proxy Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

NOTES

NOTES

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

Independent Auditors:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded  by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road - Suite 101 - Weston, FL 33331
954-217-7999 - Fax: 954-385-9299 - Toll Free: 877-272-1977 - www.ccmfixedincome.com

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.   Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)                                                 /s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                                 /s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 3, 2009

By (Signature and Title)                                                 /s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer

Date: February 3, 2009